14. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Details)	24 Months Ended
	Dec. 31, 2020 $ / shares shares
Share Option 1
Share Options, Exercise Price | $ / shares	$ 0.10	[1]
Share Options, Expiry Date	Jul. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 2
Share Options, Exercise Price | $ / shares	$ 0.10	[1]
Share Options, Expiry Date	Sep. 27, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 3
Share Options, Exercise Price | $ / shares	$ 0.10	[1]
Share Options, Expiry Date	Nov. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 4
Share Options, Exercise Price | $ / shares	$ 0.10	[2]
Share Options, Expiry Date	Dec. 08, 2022
Share Options, Outstanding	1,151,072
Share Options, Exercisable	1,151,072
Share Option 5
Share Options, Exercise Price | $ / shares	$ 0.10	[3]
Share Options, Expiry Date	Mar. 27, 2023
Share Options, Outstanding	200,000
Share Options, Exercisable	200,000
Share Option 6
Share Options, Exercise Price | $ / shares	$ 0.10	[4]
Share Options, Expiry Date	Apr. 11, 2023
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 7
Share Options, Exercise Price | $ / shares	$ 0.10	[5]
Share Options, Expiry Date	Sep. 12, 2023
Share Options, Outstanding	140,000
Share Options, Exercisable	140,000
Share Option 8
Share Options, Exercise Price | $ / shares	$ 0.075
Share Options, Expiry Date	Jan. 24, 2024
Share Options, Outstanding	280,000
Share Options, Exercisable	280,000
Share Option 9
Share Options, Exercise Price | $ / shares	$ 0.08
Share Options, Expiry Date	Feb. 28, 2024
Share Options, Outstanding	140,000
Share Options, Exercisable	140,000
Share Option 10
Share Options, Exercise Price | $ / shares	$ 0.06
Share Options, Expiry Date	Apr. 01, 2024
Share Options, Outstanding	610,000
Share Options, Exercisable	610,000
Share Option 11
Share Options, Exercise Price | $ / shares	$ 0.05
Share Options, Expiry Date	Oct. 01, 2024
Share Options, Outstanding	1,855,000
Share Options, Exercisable	1,855,000
Share Option 12
Share Options, Exercise Price | $ / shares	$ 0.08
Share Options, Expiry Date	Nov. 18, 2025
Share Options, Outstanding	1,020,000
Share Options, Exercisable	1,020,000
Share Option 13
Share Options, Exercise Price | $ / shares	$ 0.08
Share Options, Expiry Date	Dec. 08, 2025
Share Options, Outstanding	710,000
Share Options, Exercisable	710,000
Share Options
Share Options, Outstanding	6,706,072
Share Options, Exercisable	6,706,072

[1]	Options repriced from $0.15 to $0.10 during the year ended December 31, 2020
[2]	Options repriced from $0.28 to $0.10 during the year ended December 31, 2020
[3]	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
[4]	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020
[5]	Options repriced from $0.125 to $0.10 during the year ended December 31, 2020